Prior period error (Tables)	6 Months Ended
Mar. 31, 2026
Prior period error
Schedule of impact of prior period errors

	Period ended	Period ended
	31 March	31 March
	2025	2025
	$’000
	As previously	$’000
	disclosed:	As restated:

Administrative expenses	(17,963)	(20,214)

Loss before tax	(17,257)	(19,508)

Loss for the period attributable to equity holders	(17,166)	(19,417)